UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from services	$ 47,429	$ 75,467	$ 174,575	$ 211,647	$ 257,359	$ 180,765	$ 133,792
Direct operating expenses	51,562	64,586	148,472	172,913	212,540	151,618	115,238
Gross profit	(4,133)	10,881	26,103	38,734	44,819	29,147	18,554
Selling, general and administrative expenses	7,674	7,556	20,281	19,576	25,714	16,117	7,390
Merger costs	591	0	1,174	0
Depreciation and amortization	259	171	781	459	720	190	177
Loss (gain) on sale of assets	18	(166)	121	189	148	(2)	0
Income from operations	(12,675)	3,270	3,746	18,510	18,237	12,842	10,987
Other income (expense):
Other, net	151	(316)	(1,294)	(25)	(1,133)	459	(329)
Interest expense, net	(4,667)	(632)	(11,489)	(1,471)	(3,786)	(624)	(674)
Foreign exchange gain, net	120	470	(1,179)	521	320	150	337
Total other expense, net	(4,406)	(487)	(13,962)	(975)	(6,808)	(15)	(666)
(Loss) income before income taxes	(17,081)	2,792	(10,216)	17,535	11,429	12,827	10,321
Provision for income taxes	12,615	310	13,863	2,227	1,444	3,319	4,500
Net (loss) income	(29,696)	2,482	(24,079)	15,308	9,985	9,508	5,821
Basic and diluted (loss) income per common share
Weighted average shares outstanding -basic	13,402,664	5,685,288	8,861,612	5,685,288
(Loss) income per share - basic	$ (2.22)	$ 0.44	$ (2.72)	$ 2.69
Weighted average shares outstanding -diluted	13,402,664	5,685,288	8,861,612	5,685,288
(Loss) income per share - diluted	$ (2.22)	$ 0.44	$ (2.72)	$ 2.69
Other items of comprehensive income (loss), net of tax Foreign currency translation	(47)	(9)	(2,337)	866	966	(695)	25
Comprehensive income	$ (29,743)	$ 2,473	$ (26,416)	$ 16,174	$ 10,951	$ 8,813	$ 5,846